Federated Insurance Series
Federated Government Money Fund II
Money Market Obligations Trust
Federated California Municipal Cash Trust
Federated Capital Reserves Fund
Federated Georgia Municipal Cash Trust
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Government Reserves Fund
Federated Institutional Money Market Management
Federated Institutional Prime Obligations Fund
Federated Institutional Prime Value Obligations Fund
Federated Institutional Tax-Free Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Municipal Obligations Fund
Federated New York Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Tax-Free Obligations Fund
Federated Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT PROSPECTUSES
Please add the following to the end of the section entitled “What are the Fund's Principal Investments?”:
“Additional Information Regarding the Security Selection Process
As part of its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a negative or positive impact on the cash flows or risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. These determinations are integrated into the credit analysis process and may not be conclusive. Securities of issuers or guarantors that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors depending on the degree of impact and future expectations. This process does not automatically result in excluding or screening out sectors or specific issuers but is used by Federated to improve portfolio risk/reward characteristics and prospects for long-term out-performance.”
January 23, 2020
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454956 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Money Market Obligations Trust
Federated California Municipal Cash Trust
Wealth Shares (TICKER CAIXX)
Federated Government Obligations Tax-Managed Fund
Institutional Shares (TICKER GOTXX)
Federated Institutional Prime Obligations Fund
Institutional Shares (TICKER POIXX)
Federated Institutional Prime Value Obligations Fund
Institutional Shares (TICKER PVOXX)
Federated Institutional Tax-Free Cash Trust
Institutional Shares (TICKER FFTXX)
Federated Municipal Obligations Fund
Wealth Shares (TICKER MOFXX)
Federated New York Municipal Cash Trust
Wealth Shares (TICKER NISXX)
Federated Prime Cash Obligations Fund
Wealth Shares (TICKER PCOXX)
Federated Tax-Free Obligations Fund
Wealth Shares (TICKER TBIXX)

SUPPLEMENT TO CURRENT PROSPECTUSES
Please add the following to the end of the section entitled “What are the Fund's Principal Investments?”:
“Additional Information Regarding the Security Selection Process
As part of its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a negative or positive impact on the cash flows or risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. These determinations are integrated into the credit analysis process and may not be conclusive. Securities of issuers or guarantors that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors depending on the degree of impact and future expectations. This process does not automatically result in excluding or screening out sectors or specific issuers but is used by Federated to improve portfolio risk/reward characteristics and prospects for long-term out-performance.”
January 23, 2020
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454957 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.